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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08365
                                                                       _____________________________

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended February 28, 2006. This one series has a May 31 fiscal year end.

Date of reporting period: February 28, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)
		Principal Amount
			Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 2.0%
Denver, CO City & Cnty., Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019, (Insd. by XL
Capital Assurance, Inc.)		$7,400,000	$7,934,946
Denver, CO City & Cnty., Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by AMBAC)		3,000,000	3,206,940

			11,141,886

CONTINUING CARE RETIREMENT COMMUNITY 0.8%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044,
(Insd. by GNMA)		1,750,000	1,967,455
New Jersey EDA RB:
Fellowship Vlg. Proj., Ser. A:
5.20%, 01/01/2009		530,000	536,238
5.30%, 01/01/2010		585,000	595,934
Franciscan Oaks Proj., 5.70%, 10/01/2017		1,215,000	1,236,177

			4,335,804

EDUCATION 7.0%
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%, 09/01/2018		4,535,000	4,876,259
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020		2,465,000	2,548,391
Ser. A, 5.50%, 05/15/2013		13,000,000	14,243,060
Ser. C, 5.75%, 05/15/2017, (Insd. by FSA)		4,000,000	4,656,040
Pennsylvania Higher Edl. Facs. Auth. RRB, Drexel Univ. Proj., Ser. A, 4.50%, 05/01/2020		1,575,000	1,617,840
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)		9,000,000	9,429,570
University of Texas RB, Financing Sys. Proj., Ser. C, 5.00%, 08/15/2019		1,000,000	1,069,710

			38,440,870

GENERAL OBLIGATION – LOCAL 33.3%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)		2,775,000	2,958,733
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)		1,000,000	1,064,100
Alvin, TX Independent Sch. Dist. GO, 5.25%, 02/15/2017, (Insd. by PSF) #		1,030,000	1,139,304
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)		1,000,000	1,031,770
Arlington, TX Independent Sch. Dist GO, 5.00%, 02/15/2018		2,510,000	2,693,556
Austin, TX	GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,582,371
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%, 08/01/2019, (Insd.
by MBIA)		1,000,000	1,047,280
Clark Cnty., NV GO:
4.75%, 11/01/2020		2,350,000	2,473,915
4.75%, 11/01/2021		8,600,000	9,017,014
Clarkston, MI Cmnty. Sch. GO, 4.75%, 05/01/2021, (Insd. by MBIA) #		4,080,000	4,264,049
Clovis, CA	Unified Sch. Dist. GO, Ser. B, 5.00%, 08/01/2021, (Insd. by MBIA) #	2,000,000	2,165,520
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by FGIC)		2,235,000	2,416,281
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019		1,170,000	1,228,921
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019		2,285,000	2,436,290
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020		1,055,000	1,073,610
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC) #		2,835,000	3,040,311
Evergreen, CA Elementary Sch. Dist. GO, 4.25%, 09/01/2019		2,680,000	2,714,384
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019		3,050,000	3,249,988
Fremont, CA Refunding GO, Fremont Union High Sch. Proj., 5.00%, 09/01/2018		4,170,000	4,521,156
Hays, TX Independent Sch. Dist. GO:
5.00%, 08/15/2017		1,725,000	1,849,597
5.25%, 08/15/2019		1,930,000	2,101,751
Houston, TX Independent Sch. Dist. GO:
4.00%, 02/15/2019		2,595,000	2,563,419
4.50%, 02/15/2020		5,955,000	6,099,111
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA) #		2,075,000	2,175,617
4.75%, 05/01/2021, (Insd. by MBIA) #		1,140,000	1,191,425
Jefferson Cnty., CO Sch. Dist. No. R-001 GO, 5.00%, 12/15/2018		14,800,000	15,967,424

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Insd. by PSF)	$2,880,000	$3,074,371
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	1,000,000	1,028,220
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	8,230,063
Lubbock, TX GO, Waterworks Sys. Surplus Proj.:
5.00%, 02/15/2018	3,560,000	3,812,048
5.00%, 02/15/2019	1,000,000	1,068,480
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,607,415
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,017,460
4.25%, 05/01/2019	1,170,000	1,185,035
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,081,735
McKinney, TX Independent Sch. Dist. GO, 5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,753,832
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	1,013,230
Moorpark, CA Unified Sch. Dist. GO:
5.00%, 08/01/2018	1,000,000	1,081,930
5.00%, 08/01/2019	1,520,000	1,640,810
Mount Lebanon, PA Sch. Dist. GO:
4.70%, 02/15/2019	2,815,000	2,966,109
4.70%, 02/15/2020	3,210,000	3,367,804
New York, NY GO:
RITES-PA-878, 6.26%, 08/01/2013, (Insd. by MBIA) +	5,000,000	5,370,500
Ser. G:
5.00%, 12/01/2019	9,750,000	10,352,745
5.00%, 12/01/2021	1,000,000	1,056,550
Ser. J, 5.00%, 03/01/2019	1,000,000	1,063,340
Ser. O, 5.00%, 06/01/2020	10,000,000	10,615,700
Ser. P, 5.00%, 08/01/2020	2,515,000	2,672,213
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,506,717
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF) #	2,550,000	2,613,826
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,015,000	1,096,007
San Jose-Evergreen, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,312,687
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	1,000,000	1,077,850
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	4,690,000	4,622,464
Tunkhannock, PA Independent Sch. Dist. GO, 5.00%, 07/15/2019	1,310,000	1,404,150
Victoria, TX Independent Sch. Dist. GO:
5.00%, 02/15/2019	1,720,000	1,841,776
5.00%, 02/15/2020	1,810,000	1,933,949
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,240,879
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,497,245
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,722,770

		181,996,807

GENERAL OBLIGATION – STATE 10.7%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,063,760
California GO:
5.00%, 03/01/2017	1,000,000	1,072,510
5.00%, 05/01/2019	5,000,000	5,337,000
Ser. CA, 4.50%, 12/01/2018	7,180,000	7,432,592
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	12,000,000	12,178,320
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,237,120
New York GO, Ser. A:
4.50%, 03/15/2019	4,825,000	4,991,704
4.50%, 03/15/2020	7,000,000	7,220,430
Texas Veteran’s Hsg. Proj. GO, 5.90%, 12/01/2014	130,000	137,860

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Washington GO, Vehicle Fuel Tax:
4.50%, 01/01/2018, (Insd. by MBIA)	$4,400,000	$4,537,632
4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,345,080

		58,554,008

HOSPITAL 0.8%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,315,270
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs., 6.00%, 08/15/2014	1,000,000	1,110,590

		4,425,860

HOUSING 3.2%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,051,160
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,360,000	1,367,575
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by GNMA & FNMA)	2,670,000	2,841,040
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	1,300,000	1,317,433
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	235,000	247,039
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	240,000	241,503
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	415,000	421,262
Ser. E, 6.55%, 09/01/2031	2,570,000	2,720,833
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	3,445,000	3,513,590
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	595,000	603,378
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. A, 4.05%, 01/01/2018	2,010,000	1,994,965

		17,319,778

INDUSTRIAL DEVELOPMENT REVENUE 0.9%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,175,900

LEASE 1.0%
Texas Pub. Fin. Auth. RRB:
Hlth. Svcs. Proj.:
5.00%, 02/01/2017	1,450,000	1,551,616
5.00%, 02/01/2018	1,990,000	2,123,748
Preservation Board Proj., 5.00%, 02/01/2018	1,550,000	1,654,175

		5,329,539

MISCELLANEOUS REVENUE 2.1%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj., Ser. A, 5.80%, 11/01/2021,
(Insd. by FSA)	10,000,000	11,616,500

PORT AUTHORITY 0.7%
Long Beach, CA Harbor RRB, Ser. B:
5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,074,440
5.00%, 05/15/2018, (Insd. by MBIA)	1,000,000	1,081,990
5.00%, 08/01/2020, (Insd. by MBIA)	1,360,000	1,479,789

		3,636,219

POWER 4.5%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by MBIA)	1,600,000	1,659,024
Nebraska Pub. Power. Dist. RB, Ser. C, 5.00%, 01/01/2020	1,640,000	1,772,266
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,441,600

		24,872,890

PRE-REFUNDED 4.8%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	4,130,000	4,747,724
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,535,000	4,550,570
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider
Proj., 6.95%, 12/01/2012	15,000,000	16,839,000

		26,137,294

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.2%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	$1,000,000	$1,055,080

SALES TAX 7.2%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	12,000,000	12,925,080
5.25%, 01/01/2016	4,000,000	4,291,720
5.25%, 01/01/2017	5,000,000	5,361,200
5.25%, 01/01/2018	10,500,000	11,244,030
5.25%, 01/01/2019	4,000,000	4,283,440
5.25%, 01/01/2020	1,000,000	1,069,480

		39,174,950

SPECIAL TAX 3.8%
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017	1,765,000	1,898,699
South Carolina Pub. Svc. Auth. RB, Ser. A, 5.00%, 01/01/2017, (Insd. by FSA)	17,775,000	19,096,571

		20,995,270

TRANSPORTATION 11.1%
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A:
5.00%, 04/01/2017, (Insd. by MBIA)	1,000,000	1,074,090
5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,744,790
Ser. B:
5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	13,102,312
5.00%, 04/01/2019, (Insd. by AMBAC)	3,010,000	3,252,696
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	12,580,000	13,502,240
Wisconsin Trans. RB, Ser. A, 5.00%, 07/01/2017, (Insd. by FSA)	24,060,000	26,026,183

		60,702,311

UTILITY 1.0%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2017, (Insd. by MBIA)	1,630,000	1,750,718
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,843,307
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,930,267

		5,524,292

WATER & SEWER 3.3%
Des Moines, IA Water & Sewer RB:
4.125%, 12/01/2020, (Insd. by MBIA) #	2,225,000	2,223,665
4.125%, 12/01/2021, (Insd. by MBIA) #	2,850,000	2,838,400
Eastern California Water & Sewer RB, Ser. A, 5.00%, 07/01/2021, (Insd. by MBIA)	4,000,000	4,307,760
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,059,910
Gwinnett Cnty., GA Water & Sewer RRB, 4.50%, 08/01/2020	2,705,000	2,799,513
McAllen, TX Waterworks & Sewer Sys. Impt. RRB, 5.25%, 02/01/2020, (Insd. by FSA)	1,530,000	1,667,516
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	2,000,000	2,157,500
Polk Cnty., FL Util. Sys. RRB, Ser. B, 5.00%, 10/01/2017	1,095,000	1,179,863

		18,234,127

Total Municipal Obligations (cost $528,978,227)		538,669,385

	Shares	Value

SHORT-TERM INVESTMENTS 4.8%
MUTUAL FUND SHARES 4.8%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $26,346,161)	26,346,161	26,346,161

Total Investments (cost $555,324,388) 103.2%		565,015,546
Other Assets and Liabilities (3.2%)		(17,659,234)

Net Assets 100.0%		$547,356,312

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

#	When-issued or delayed delivery security
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Texas	21.1%
New York	17.6%
California	12.5%
Alabama	7.3%
Wisconsin	5.0%
Colorado	4.8%
Illinois	4.4%
New Jersey	3.9%
South Carolina	3.4%
Washington	2.0%
Nevada	2.0%
Michigan	1.7%
Pennsylvania	1.7%
Ohio	1.5%
Iowa	1.1%
South Dakota	0.8%
Massachusetts	0.6%
New Mexico	0.6%
Mississippi	0.5%
Georgia	0.5%
North Dakota	0.4%
Indiana	0.4%
Oregon	0.4%
Nebraska	0.3%
Missouri	0.3%
Minnesota	0.2%
Florida	0.2%
Oklahoma	0.1%
Non-state specific	4.7%

100.0%

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $555,324,388. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,042,693 and $351,535 respectively, with a net unrealized appreciation of $9,691,158.

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: April 28, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: April 28, 2006